Pension and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Defined Benefit Pension Plans [member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

PLDT’s actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	22,638	20,683	21,503
Actuarial losses on obligations – economic assumptions	3,507	3,829	(2,611)
Service costs	1,313	1,043	1,063
Interest costs on benefit obligation	1,056	1,338	1,227
Actuarial losses on obligations – experience	265	570	419
Actual benefits paid/settlements	(369)	(4,558)	(887)
Actuarial losses on obligations – demographic assumptions	—	4	—
Curtailments and others	(213)	(271)	(31)
Present value of defined benefit obligations at end of the year	28,197	22,638	20,683
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	13,724	13,539	12,534
Actual contributions	3,227	7,598	5,110
Interest income on plan assets	322	1,360	770
Actual benefits paid/settlements	(369)	(4,558)	(887)
Return on plan assets (excluding amount included in net interest)	(1,904)	(4,215)	(3,988)
Fair value of plan assets at end of the year	15,000	13,724	13,539
Unfunded status – net	(13,197)	(8,914)	(7,144)
Accrued benefit costs	13,342	8,985	7,159
Prepaid benefit costs (Note 19)	145	71	15

Components of net periodic benefit costs:
Service costs	1,313	1,043	1,063
Interest costs – net	734	(22)	457
Curtailment/settlement losses (gains) and other adjustments	(99)	(181)	21
Net periodic benefit costs (Note 5)	1,948	840	1,541

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2020:

(in million pesos)
2021	3,570
2022	295
2023	433
2024	695
2025	882
2026 to 2065	125,132

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Rate of increase in compensation	6.0%	6.0%	6.0%
Discount rate	3.5%	4.8%	7.3%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2020, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	1%	(2,869)
	(1%)	3,448

Future salary increases	1%	3,328
	(1%)	(2,835)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2020 and 2019:

	2020	2019
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	10,728	10,815
Shares of stock	1,903	2,077
Corporate bonds	255	145
Government securities	76	22
Mutual funds	21	9
Total noncurrent financial assets	12,983	13,068
Current Financial Assets
Cash and cash equivalents	1,771	441
Receivables	8	8
Total current financial assets	1,779	449
Total PLDT’s Plan Assets	14,762	13,517
Subsidiaries Plan Assets	238	207
Total Plan Assets of Defined Benefit Pension Plans	15,000	13,724

Defined Benefit Pension Plans [member] | Shares of stock [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets	As at December 31, 2020 and 2019, this account consists of:
	2020	2019
	(in million pesos)
Common shares
PSE	1,026	1,161
PLDT	35	26
Others	482	530
Preferred shares	360	360
	1,903	2,077

Defined Benefit Pension Plans [member] | Unlisted Equity Investments [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets

As at December 31, 2020 and 2019, this account consists of:

	2020	2019	2020	2019
	% of Ownership		(in million pesos)
MediaQuest	100%	100%	9,955	10,050
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100%	100%	542	544
BTFHI	100%	100%	231	221
			10,728	10,815

Defined Benefit Pension Plans [member] | Investment Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2020 and 2019 are as follows:

	2020	2019
Investments in listed and unlisted equity securities	86%	96%
Temporary cash investments	12%	3%
Debt and fixed income securities	2%	1%
	100%	100%

Defined Contribution Plans [member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	2,813	2,804	2,490
Service costs	294	239	314
Interest costs on benefit obligation	118	174	—
Actuarial losses – experience	69	100	—
Actuarial losses – economic assumptions	28	13	—
Actual benefits paid/settlements	(567)	(37)	—
Curtailment and others	20	(480)	—
Present value of defined benefit obligations at end of the year	2,775	2,813	2,804
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	3,084	3,159	2,862
Actual contributions	282	281	297
Interest income on plan assets	142	190	—
Return on plan assets (excluding amount included in net interest)	143	100	—
Actual benefits paid/settlements	—	(37)	—
Others	—	(609)	—
Fair value of plan assets at end of the year	3,651	3,084	3,159
Funded status – net	876	271	355
Accrued benefit costs	—	—	23
Prepaid benefit costs (Note 19)	876	271	378

Components of net periodic benefit costs:
Service costs	294	239	314
Interest income – net	(24)	(16)	—
Curtailment/settlement gain	—	(6)	—
Others	—	(39)	—
Net periodic benefit costs (Note 5)	270	178	314

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2020:

(in million pesos)
2021	75
2022	146
2023	105
2024	153
2025	215
2026 to 2060	1,395

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019
Rate of increase in compensation	5.0%	5.0%
Discount rate	3.5%	7.3%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2020, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	(0.9%)	(25)
	3.5%	96

Future salary increases	3.3%	(92)
	(0.9%)	(25)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2020 and 2019:

	2020	2019
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	2,416	1,993
International equities	902	1,114
Domestic equities	832	649
Philippine foreign currency bonds	240	516
International fixed income	74	142
Total noncurrent financial assets	4,464	4,414
Current Financial Assets
Cash and cash equivalents	388	32
Receivables	—	2
Total current financial assets	388	34
Total plan assets	4,852	4,448
Less: Employee’s share, forfeitures and mandatory reserve account	1,201	1,364
Total Plan Assets of Defined Contribution Plans	3,651	3,084

Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2020 and 2019 is as follows:

	2020	2019
Investments in debt and fixed income securities and others	64%	60%
Investments in listed and unlisted equity securities	36%	40%
	100%	100%